Client Name:
Client Project Name:	GSMBS 2026-PJ7
Start - End Dates:	3/19/2026 - 4/6/2026
Deal Loan Count:	52

Conditions Report 2.0

Loans in Report:	52
Loans with Conditions:	13

0 - Total Active Conditions

16 - Total Satisfied Conditions

		5 - Credit Review Scope
			1 - Category: Credit/Mtg History
			1 - Category: DTI
			1 - Category: Income/Employment
			1 - Category: Insurance
			1 - Category: Terms/Guidelines
		11 - Compliance Review Scope
			4 - Category: Ability to Repay/Qualified Mortgage
			1 - Category: Compliance Manual
			1 - Category: RESPA
			3 - Category: Right of Rescission
			2 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

		1 - Credit Review Scope
			1 - Category: Terms/Guidelines

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